Cost and Expenses by Nature	6 Months Ended
Jun. 30, 2025
Cost and Expenses by Nature [Abstract]
Cost and expenses by nature

Note 19. Cost and expenses by nature

The operating costs and expenses by nature for the six-month periods ended June 30, 2025, and 2024, are as follows:

	June 30, 2025	June 30, 2024
Payroll	(50,876)	(41,990)
Third-party services and others	(15,023)	(13,267)
Business and marketing expenses	(3,750)	(2,167)
Depreciation	(685)	(600)
Amortization	(9,301)	(9,116)
Audit and consulting	(11,993)	(6,887)
Other administrative expenses	(42,113)	(5,671)
Provisions	3,577	1,707
Total	(130,164)	(77,991)

Cost of services provided	(36,224)	(35,826)
Sales and marketing expenses	(15,539)	(12,554)
General and administrative expenses	(41,863)	(31,936)
Other operating income (expenses), net	(36,538)	2,325
Total	(130,164)	(77,991)